Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Lease (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non cancellable operating lease	€ 4,685
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non cancellable operating lease	1,579
Between one and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non cancellable operating lease	€ 3,106